Goodwill	9 Months Ended
Mar. 31, 2012
Goodwill [Abstract]
Goodwill

7. Goodwill

The Company had approximately $3,148,000 of goodwill as of March 31, 2012 related to the acquisition of the Prostiva RF Therapy System on September 6, 2011. Please refer to Note 4 to the Notes to the Condensed Financial Statements for further information regarding this acquisition. Goodwill will be tested for impairment annually on April 30th or more frequently if changes in circumstance or the occurrence of events suggests an impairment may exist.